DEBT - Convertible Senior Notes (Details) $ / shares in Units, ¥ in Thousands					12 Months Ended
	May 12, 2020 USD ($) $ / shares	May 12, 2020 CNY (¥)	Nov. 03, 2017 USD ($) $ / shares	Nov. 03, 2017 CNY (¥)	Dec. 31, 2020 CNY (¥) shares	May 12, 2020 CNY (¥)	Nov. 03, 2017 CNY (¥)
Debt Instrument [Line Items]
Amount converted | ¥					¥ 0
Convertible senior notes | 2022 Notes
Debt Instrument [Line Items]
Aggregate principal amount | $			$ 475,000,000
Fixed interest rate (as a percent)			0.375%				0.375%
Initial conversion rate per ADS			5.4869	5.4869
Increment used for debt conversion | $			$ 1,000
Initial conversion price | $ / shares			$ 182.25
Repurchase price as a percentage of principal amount			100.00%	100.00%
Proceeds from issuance of debt			$ 467,000,000	¥ 3,093,000
Debt issuance costs			$ 8,000,000				¥ 54,000
Amount converted | ¥					¥ 60
Number of shares converted | shares					202
Note repurchased | ¥				¥ 40
Beneficial conversion feature | ¥					¥ 0
Convertible senior notes | 2026 Notes
Debt Instrument [Line Items]
Aggregate principal amount | $	$ 450,000,000
Additional aggregate maximum amount of notes to purchase | $	$ 50,000,000
Fixed interest rate (as a percent)	3.00%					3.00%
Initial conversion rate per ADS	41.72	41.72
Increment used for debt conversion | $	$ 1,000
Initial conversion price | $ / shares	$ 23.971
Repurchase price as a percentage of principal amount	100.00%	100.00%
Proceeds from issuance of debt	$ 493,000,000	¥ 3,499,000
Debt issuance costs	$ 7,000,000					¥ 49,000
Beneficial conversion feature | ¥		¥ 0